Schedule of credit risk exposure (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	$ 199	$ 553	$ 1,285
A+ [member]
IfrsStatementLineItems [Line Items]
Total	11	(8)	171
A [member]
IfrsStatementLineItems [Line Items]
Total
A- [member]
IfrsStatementLineItems [Line Items]
Total		2	2
AA- [member]
IfrsStatementLineItems [Line Items]
Total	$ 188	$ 559	$ 1,112